Leases - Additional Information (Details)																12 Months Ended
	Mar. 27, 2024	Dec. 22, 2023 Aircraft	Nov. 20, 2023 Aircraft	Oct. 10, 2023 Aircraft	Oct. 09, 2023	Sep. 08, 2023 Aircraft	Jun. 16, 2023 Aircraft	Jun. 01, 2023	May 22, 2023	Jan. 27, 2023 Aircraft	Dec. 21, 2022 Aircraft	Dec. 20, 2022	Dec. 14, 2022 Aircraft	Jun. 21, 2022 Aircraft	Oct. 14, 2021 Aircraft	Dec. 31, 2023 Aircraft Lease Equipment	Mar. 31, 2024 Lease	Nov. 17, 2023 Aircraft	Dec. 31, 2022 Aircraft	Jul. 29, 2022 Aircraft
Lessee, Lease, Description [Line Items]
Number of aircraft leased																14			8
Lease description																Company operated 14 and 8 leased aircraft, respectively, which are accounted for under operating lease agreements with ranging terms of 10 months to 10 years. Leases with an initial term of 12 months or less will be recognized
Lease agreements ending date	Feb. 28, 2031			Dec. 31, 2024	Oct. 01, 2023						May 31, 2028	Jun. 01, 2023
Number of aircraft lease extended				2							2
Extended lease term	74 months			15 months							60 months
Number of aircraft lease converted | Lease																1	1
Aircraft Lease Agreement One
Lessee, Lease, Description [Line Items]
Number of aircraft leased														1
Lease term								8 years						8 years
Lease term commenced								Jun. 01, 2023						Aug. 01, 2023
Number of months fixed monthly rent to be paid														94 months
Aircraft Lease Agreement Two
Lessee, Lease, Description [Line Items]
Number of aircraft leased																				1
Lease term																				72 months
Aircraft Lease Agreement Three
Lessee, Lease, Description [Line Items]
Number of aircraft leased													1
Lease term													2 years
Lease term commenced													Aug. 18, 2023
Number of months fixed monthly rent to be paid													24 months
Aircraft Lease Agreement Four
Lessee, Lease, Description [Line Items]
Number of aircraft leased										1
Lease term										6 years
Lease term commenced										Apr. 21, 2023
Number of months fixed monthly rent to be paid										72 months
Aircraft Lease Agreement Five
Lessee, Lease, Description [Line Items]
Lease term									5 years
Lease term commenced									Jun. 01, 2023
Number of months fixed monthly rent to be paid									62 months
Aircraft Lease Agreement Six
Lessee, Lease, Description [Line Items]
Number of aircraft leased							1
Lease term							4 years
Lease term commenced							Nov. 13, 2023
Number of months fixed monthly rent to be paid							48 months
Aircraft Lease Agreement Seven
Lessee, Lease, Description [Line Items]
Number of aircraft leased						1
Lease term						8 years
Lease term commenced						Oct. 06, 2023
Number of months fixed monthly rent to be paid						96 months
Aircraft Lease Agreement Eight
Lessee, Lease, Description [Line Items]
Number of aircraft leased																		1
Lease term																		24 months
Aircraft Lease Agreement Nine
Lessee, Lease, Description [Line Items]
Number of aircraft leased			1
Lease term			7 years
Lease term commenced			Feb. 09, 2024
Number of months fixed monthly rent to be paid			86 months
Aircraft Lease Agreement Ten
Lessee, Lease, Description [Line Items]
Number of aircraft leased		1
Lease term		10 years
Lease term commenced		Mar. 08, 2024
Number of months fixed monthly rent to be paid		120 months
Previously Reported
Lessee, Lease, Description [Line Items]
Number of months fixed monthly rent to be paid										72 months
Lease agreements ending date					May 31, 2028						Oct. 01, 2023
Previously Reported | Aircraft Lease Agreement One
Lessee, Lease, Description [Line Items]
Number of months fixed monthly rent to be paid														96 months
Previously Reported | Aircraft Lease Agreement Seven
Lessee, Lease, Description [Line Items]
Number of months fixed monthly rent to be paid						72 months
Previously Reported | Aircraft Lease Agreement Nine
Lessee, Lease, Description [Line Items]
Lease term			88 months
Previously Reported | Aircraft Lease Agreement Ten
Lessee, Lease, Description [Line Items]
Lease term		120 months
Minimum
Lessee, Lease, Description [Line Items]
Lease term																10 months
Maximum
Lessee, Lease, Description [Line Items]
Lease term																10 years
Aircraft Support Equipment
Lessee, Lease, Description [Line Items]
Number of equipment | Equipment																37
Aircraft Support Equipment | Minimum
Lessee, Lease, Description [Line Items]
Aircraft support equipment useful life																5 years
Finance lease agreement terms																5 years
Percentage of residual values for equipment																0.00%
Aircraft Support Equipment | Maximum
Lessee, Lease, Description [Line Items]
Aircraft support equipment useful life																30 years
Finance lease agreement terms																7 years
Percentage of residual values for equipment																77.00%
Airbus A321 Converted Freighter
Lessee, Lease, Description [Line Items]
Number of aircraft leased															1
Lease term															10 years
Lease term commenced															Jan. 23, 2023
Number of months fixed monthly rent to be paid															120 months
Lease expiration period															2032-12